Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 0.6%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Class A(1)(2)	26,112	$ 218,035
		$ 218,035
Diversified Media — 0.0%(3)
Clear Channel Outdoor Holdings, Inc.(1)	62,252	$ 64,742
		$ 64,742
Paper — 0.2%
AZEK Co., Inc. (The)(1)	16,122	$ 513,647
		$ 513,647
Utilities — 0.3%
NextEra Energy Partners, L.P.	16,500	$846,120
		$846,120
Total Common Stocks (identified cost $1,619,727)		$1,642,544

Convertible Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Air Transportation — 0.2%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$391	$ 372,098
		$ 372,098
Leisure — 0.0%(3)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(4)	$75	$ 70,125
		$ 70,125
Total Convertible Bonds (identified cost $427,007)		$ 442,223

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Healthcare — 0.1%
Becton Dickinson and Co., 6.00%, 6/1/23	6,000	$ 319,200
Total Convertible Preferred Stocks (identified cost $305,990)		$ 319,200

Corporate Bonds — 89.8%

Security	Principal Amount (000's omitted)*		Value
Aerospace — 1.0%
F-Brasile SpA/F-Brasile US, LLC, Series XR, 7.375%, 8/15/26(4)		1,200	$ 926,640
Moog, Inc., 4.25%, 12/15/27(4)		829	810,099
Signature Aviation US Holdings, Inc., 4.00%, 3/1/28(4)		1,000	905,440
			$ 2,642,179
Air Transportation — 0.6%
American Airlines Pass-Through Trust, 5.60%, 7/15/20(4)		1,063	$ 1,068,813
Delta Air Lines, Inc., 7.375%, 1/15/26		496	480,364
			$ 1,549,177
Automotive & Auto Parts — 6.3%
Clarios Global, L.P.:
4.375%, 5/15/26(5)	EUR	772	$860,174
6.25%, 5/15/26(4)		467	483,658
6.75%, 5/15/25(4)		202	210,711
8.50%, 5/15/27(4)		1,491	1,502,145
Ford Motor Co.:
7.45%, 7/16/31		1,422	1,502,094
8.50%, 4/21/23		976	1,033,950
9.00%, 4/22/25		1,171	1,268,339
9.625%, 4/22/30(2)		490	581,226
Ford Motor Credit Co., LLC:
1.146%, (3 mo. USD LIBOR + 0.88%)10/12/21(6)		1,000	949,119
3.096%, 5/4/23		374	355,842
3.20%, 1/15/21		1,000	987,500
3.336%, 3/18/21		1,628	1,616,335
3.47%, 4/5/21		455	447,038
3.813%, 10/12/21		200	198,010
3.815%, 11/2/27		242	220,976
3.938%, (3 mo. USD LIBOR + 2.55%), 1/7/21(6)		419	412,779
4.25%, 9/20/22		200	196,792
5.125%, 6/16/25		405	406,936
5.596%, 1/7/22		200	202,125
5.875%, 8/2/21		200	202,344
Navistar International Corp.:
6.625%, 11/1/25(4)		1,671	1,587,626
9.50%, 5/1/25(4)		1,392	1,497,270
Winnebago Industries, Inc., 6.25%, 7/15/28(4)(7)		292	293,100
			$17,016,089
Banks & Thrifts — 1.9%
Ally Financial, Inc., 4.25%, 4/15/21		1,000	$1,018,223

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Banks & Thrifts (continued)
CIT Bank NA, 2.969% to 9/27/25 (8)		1,000	$ 937,345
CIT Group, Inc., 6.125%, 3/9/28		170	184,205
Citigroup, Inc., 6.25% to 8/15/26 (8)(9)		1,000	1,061,705
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25 (8)(9)		2,066	1,844,628
			$ 5,046,106
Broadcasting — 6.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)		1,423	$ 1,038,676
iHeartCommunications, Inc.:
5.25%, 8/15/27(4)		1,500	1,438,785
6.375%, 5/1/26		26	25,274
8.375%, 5/1/27		1,717	1,576,765
Netflix, Inc.:
4.375%, 11/15/26(2)		500	521,240
4.875%, 6/15/30(4)		2,417	2,588,752
5.375%, 11/15/29(4)		707	777,502
Nexstar Escrow, Inc., 5.625%, 7/15/27(4)		1,395	1,398,530
Scripps Escrow, Inc., 5.875%, 7/15/27(4)		1,794	1,702,847
Sinclair Television Group, Inc., 5.50%, 3/1/30(4)		840	778,420
Sirius XM Radio, Inc.:
3.875%, 8/1/22(4)		1,000	1,007,315
4.125%, 7/1/30(4)		967	957,533
4.625%, 5/15/23(4)		1,000	1,008,105
4.625%, 7/15/24(4)		453	465,883
5.00%, 8/1/27(4)		338	347,222
TEGNA, Inc.:
4.625%, 3/15/28(4)		708	655,484
5.00%, 9/15/29(4)		1,321	1,245,888
			$17,534,221
Building Materials — 2.8%
Builders FirstSource, Inc.:
5.00%, 3/1/30(4)		176	$165,853
6.75%, 6/1/27(4)		299	306,979
Hillman Group, Inc. (The), 6.375%, 7/15/22(4)		1,195	1,107,150
Masonite International Corp., 5.375%, 2/1/28(4)		1,161	1,189,085
Standard Industries, Inc.:
2.25%, 11/21/26(4)	EUR	769	818,608
4.375%, 7/15/30(4)		495	491,134
4.75%, 1/15/28(4)		1,000	1,016,655
5.00%, 2/15/27(4)		195	198,004
6.00%, 10/15/25(4)		1,500	1,548,577
WESCO Distribution, Inc. Co.:
7.125%, 6/15/25(4)		434	458,825
Security	Principal Amount (000's omitted)*		Value
Building Materials (continued)
WESCO Distribution, Inc. Co.: (continued)
7.25%, 6/15/28(4)		387	$ 409,086
			$ 7,709,956
Cable/Satellite TV — 8.1%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(4)		1,000	$ 1,005,615
4.50%, 8/15/30(4)		568	581,720
4.50%, 5/1/32(4)		273	276,754
4.75%, 3/1/30(4)		2,313	2,370,177
5.375%, 6/1/29(4)		1,000	1,056,140
5.75%, 2/15/26(4)		585	606,379
CSC Holdings, LLC:
4.125%, 12/1/30(4)		927	920,103
4.625%, 12/1/30(4)		456	445,220
5.50%, 5/15/26(4)		2,000	2,058,550
5.75%, 1/15/30(4)		1,052	1,100,282
5.875%, 9/15/22		2,000	2,094,450
6.50%, 2/1/29(4)		200	218,875
6.75%, 11/15/21		1,000	1,052,525
7.50%, 4/1/28(4)		1,200	1,312,986
DISH DBS Corp.:
5.875%, 7/15/22		1,000	1,019,025
6.75%, 6/1/21		285	290,814
7.75%, 7/1/26		260	276,115
UPC Holding B.V., 5.50%, 1/15/28(4)		766	740,274
Virgin Media Finance PLC, 5.00%, 7/15/30(4)		402	394,503
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(4)		332	340,581
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	553	691,194
VTR Comunicaciones SpA, 5.125%, 1/15/28(4)(7)		257	263,553
VTR Finance NV, 6.375%, 7/15/28(4)(7)		213	219,661
Ziggo B.V.:
4.875%, 1/15/30(2)(4)		433	436,334
5.50%, 1/15/27(4)		899	915,303
Ziggo Bond Co. B.V., 6.00%, 1/15/27(4)		1,420	1,445,425
			$22,132,558
Capital Goods — 0.4%
Colfax Corp.:
6.00%, 2/15/24(4)		129	$133,367
6.375%, 2/15/26(4)		1,000	1,046,565
			$1,179,932
Chemicals — 0.8%
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		340	$357,575

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Chemicals (continued)
WR Grace & Co-Conn:
4.875%, 6/15/27(4)		553	$ 562,971
5.125%, 10/1/21(4)		1,105	1,164,117
			$ 2,084,663
Consumer Products — 1.6%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(4)(7)		216	$ 225,158
Edgewell Personal Care Co., 5.50%, 6/1/28(4)		454	467,904
Energizer Holdings, Inc.:
6.375%, 7/15/26(4)		97	100,538
7.75%, 1/15/27(4)		585	625,122
Prestige Brands, Inc., 5.125%, 1/15/28(4)		1,116	1,102,050
Spectrum Brands, Inc.:
5.00%, 10/1/29(4)		629	623,377
5.50%, 7/15/30(4)		302	303,132
5.75%, 7/15/25		1,000	1,029,385
			$4,476,666
Containers — 3.4%
ARD Finance S.A.:
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(5)(10)	EUR	1,080	$1,170,311
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(4)(10)		904	895,923
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.125%, 8/15/26(4)		1,000	991,170
5.25%, 8/15/27(4)		1,418	1,394,334
Berry Global, Inc.:
4.50%, 2/15/26(4)		110	108,645
5.125%, 7/15/23		500	504,423
6.00%, 10/15/22		500	502,188
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,198,272
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		190	194,292
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu:
5.125%, 7/15/23(4)		500	506,598
7.00%, 7/15/24(4)		1,000	1,005,155
Silgan Holdings, Inc., 2.25%, 6/1/28(5)	EUR	311	336,969
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(4)		224	227,080
8.50%, 8/15/27(4)		284	304,182
			$9,339,542
Diversified Financial Services — 1.8%
AG Issuer, LLC, 6.25%, 3/1/28(4)		385	$359,012
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(4)		500	463,102
Security	Principal Amount (000's omitted)*	Value
Diversified Financial Services (continued)
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)	878	$ 872,512
DAE Funding, LLC:
4.50%, 8/1/22(4)	235	224,570
5.00%, 8/1/24(4)	390	366,840
MSCI, Inc.:
3.625%, 9/1/30(4)	1,178	1,174,136
3.875%, 2/15/31(4)	552	564,075
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(4)	815	765,421
		$4,789,668
Diversified Media — 2.5%
Clear Channel Worldwide Holdings, Inc.:
5.125%, 8/15/27(4)	878	$844,425
9.25%, 2/15/24	917	853,025
Lamar Media Corp., 4.00%, 2/15/30(4)	1,000	959,700
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(2)(4)	500	499,003
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(4)	1,500	1,377,465
6.25%, 6/15/25(4)	405	409,425
Terrier Media Buyer, Inc., 8.875%, 12/15/27(4)	2,019	1,940,764
		$6,883,807
Energy — 3.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25	500	$516,557
5.625%, 5/20/24	76	79,064
5.75%, 5/20/27	1,000	1,060,405
5.875%, 8/20/26	100	105,732
Archrock Partners, L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/28(4)	1,259	1,155,510
6.875%, 4/1/27(4)	500	472,453
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(4)	1,038	868,645
Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(4)	500	540,937
Nabors Industries, Ltd.:
7.25%, 1/15/26(4)	213	131,528
7.50%, 1/15/28(4)	1,230	760,294
Precision Drilling Corp.:
6.50%, 12/15/21	268	250,211
7.125%, 1/15/26(4)	1,000	613,560
7.75%, 12/15/23	44	30,300
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/24(4)	1,711	1,550,483
5.50%, 1/15/28(4)	227	197,014

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Energy (continued)
Tervita Escrow Corp., 7.625%, 12/1/21(4)		1,579	$ 1,243,960
			$ 9,576,653
Entertainment/Film — 0.6%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(2)(4)		517	$ 421,394
Cinemark USA, Inc., 4.875%, 6/1/23		1,000	848,115
Live Nation Entertainment, Inc., 4.75%, 10/15/27(4)		395	340,729
			$ 1,610,238
Environmental — 1.4%
Covanta Holding Corp., 5.875%, 7/1/25		1,165	$1,183,809
GFL Environmental, Inc.:
7.00%, 6/1/26(4)		235	245,237
8.50%, 5/1/27(4)		1,478	1,610,746
Waste Pro USA, Inc., 5.50%, 2/15/26(4)		845	808,999
			$3,848,791
Food & Drug Retail — 1.2%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(4)		360	$368,687
5.875%, 2/15/28(4)		1,295	1,338,331
Murphy Oil USA, Inc.:
4.75%, 9/15/29		1,230	1,260,522
5.625%, 5/1/27		325	336,719
			$3,304,259
Food/Beverage/Tobacco — 2.6%
Central Garden & Pet Co., 5.125%, 2/1/28		1,075	$1,120,741
Kraft Heinz Foods Co.:
3.875%, 5/15/27(4)		495	517,938
4.25%, 3/1/31(4)		495	525,826
4.375%, 6/1/46		1,064	1,047,231
5.50%, 6/1/50(4)		495	529,440
Performance Food Group, Inc.:
5.50%, 10/15/27(4)		527	509,519
6.875%, 5/1/25(2)(4)		231	239,518
Post Holdings, Inc., 5.00%, 8/15/26(4)		1,000	1,005,675
US Foods, Inc., 5.875%, 6/15/24(4)		1,558	1,484,159
			$6,980,047
Healthcare — 10.5%
Avantor, Inc., 9.00%, 10/1/25(4)		74	$79,828
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(5)	EUR	893	953,121
Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
Catalent Pharma Solutions, Inc.: (continued)
4.875%, 1/15/26(4)		1,065	$ 1,084,979
5.00%, 7/15/27(4)		187	194,446
Centene Corp.:
3.375%, 2/15/30		526	531,931
4.25%, 12/15/27		339	350,602
4.625%, 12/15/29		1,093	1,159,968
4.75%, 1/15/25		1,000	1,024,960
5.25%, 4/1/25(4)		1,381	1,423,970
5.375%, 6/1/26(4)		685	712,897
5.375%, 8/15/26(4)		545	569,130
Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(4)		209	206,872
Charles River Laboratories International, Inc.:
4.25%, 5/1/28(4)		410	410,484
5.50%, 4/1/26(4)		555	578,812
Encompass Health Corp.:
4.50%, 2/1/28		362	347,813
4.75%, 2/1/30		1,142	1,092,540
Grifols S.A.:
1.625%, 2/15/25(5)	EUR	500	550,206
2.25%, 11/15/27(5)	EUR	465	515,296
HCA, Inc.:
3.50%, 9/1/30		1,033	995,976
5.00%, 3/15/24		1,000	1,112,640
5.375%, 9/1/26		1,405	1,533,136
5.625%, 9/1/28		495	553,271
5.875%, 2/15/26		1,000	1,098,965
5.875%, 2/1/29		286	324,122
Hologic, Inc., 4.375%, 10/15/25(4)		2,095	2,120,968
IQVIA, Inc., 5.00%, 5/15/27(4)		200	205,044
Jaguar Holding Co. II/PPD Development, L.P.:
4.625%, 6/15/25(4)		493	502,650
5.00%, 6/15/28(4)		435	446,147
LifePoint Health, Inc.:
4.375%, 2/15/27(4)		1,488	1,409,880
6.75%, 4/15/25(4)		301	311,535
Molina Healthcare, Inc., 4.375%, 6/15/28(4)		531	533,323
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(4)		2,467	2,303,524
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)		1,443	1,476,413
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		490	285,986
Teleflex, Inc.:
4.25%, 6/1/28(4)		98	100,634
4.625%, 11/15/27		1,245	1,319,109

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
Verscend Escrow Corp., 9.75%, 8/15/26(4)		161	$ 173,932
			$ 28,595,110
Homebuilders/Real Estate — 4.5%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco LLC, 5.75%, 5/15/26(4)		440	$ 372,830
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.875%, 2/15/30(4)		257	214,991
6.25%, 9/15/27(4)		163	156,256
Consus Real Estate AG, 9.625%, 5/15/24(5)	EUR	1,337	1,641,065
Ellaktor Value PLC, 6.375%, 12/15/24(5)	EUR	1,149	1,094,194
Equinix, Inc., 5.375%, 5/15/27		1,000	1,093,315
ESH Hospitality, Inc.:
4.625%, 10/1/27(4)		451	424,702
5.25%, 5/1/25(4)		1,500	1,453,462
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		1,219	1,231,434
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(4)		1,294	1,357,891
Mattamy Group Corp., 4.625%, 3/1/30(4)		1,000	961,720
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		199	188,751
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(4)		494	470,458
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(4)		306	316,269
5.875%, 6/15/27(4)		224	232,516
TRI Pointe Group, Inc., 5.70%, 6/15/28		136	138,720
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(5)	EUR	700	724,179
3.50%, 11/1/25(5)	EUR	100	103,339
			$12,176,092
Hotels — 0.5%
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/24		1,000	$973,845
5.375%, 5/1/25(4)		199	199,124
5.75%, 5/1/28(4)		300	304,313
			$1,477,282
Insurance — 2.4%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)		1,228	$1,225,925
AmWINS Group, Inc., 7.75%, 7/1/26(4)		488	514,137
GTCR AP Finance, Inc., 8.00%, 5/15/27(4)		1,371	1,416,147
HUB International, Ltd., 7.00%, 5/1/26(4)		1,777	1,778,786
Security	Principal Amount (000's omitted)*	Value
Insurance (continued)
USI, Inc., 6.875%, 5/1/25(4)	1,500	$ 1,517,797
		$ 6,452,792
Leisure — 0.5%
Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23(4)	194	$ 192,571
Viking Cruises, Ltd., 5.875%, 9/15/27(4)	1,850	1,105,717
		$ 1,298,288
Metals/Mining — 0.7%
Constellium SE, 5.875%, 2/15/26(4)	1,070	$ 1,077,988
Novelis Corp., 4.75%, 1/30/30(4)	927	887,584
		$1,965,572
Paper — 0.5%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)	1,218	$1,269,004
		$1,269,004
Railroad — 1.2%
Watco Cos., LLC/Watco Finance Corp.:
6.375%, 4/1/23(4)	2,500	$2,534,112
6.50%, 6/15/27(4)	812	836,019
		$3,370,131
Restaurants — 0.9%
1011778 B.C. ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	295	$286,699
4.25%, 5/15/24(4)	545	546,509
4.375%, 1/15/28(4)	332	325,984
5.00%, 10/15/25(4)	801	798,353
5.75%, 4/15/25(4)	154	161,989
IRB Holding Corp., 7.00%, 6/15/25(4)	191	196,849
Yum! Brands, Inc., 7.75%, 4/1/25(4)	122	131,836
		$2,448,219
Services — 4.1%
Allied Universal Holdco, LLC:
6.625%, 7/15/26(4)	288	$303,335
9.75%, 7/15/27(4)	297	313,480
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(4)	1,570	1,599,273
Gartner, Inc.:
4.50%, 7/1/28(4)	393	398,581
5.125%, 4/1/25(4)	155	159,131
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(4)	980	933,249
GW B-CR Security Corp., 9.50%, 11/1/27(4)	379	401,433

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Services (continued)
IAA, Inc., 5.50%, 6/15/27(4)	133	$ 137,801
Iron Mountain, Inc.:
5.25%, 7/15/30(4)	505	496,074
5.625%, 7/15/32(4)	343	343,352
KAR Auction Services, Inc., 5.125%, 6/1/25(4)	1,356	1,339,192
Korn Ferry, 4.625%, 12/15/27(4)	1,145	1,116,375
Sabre GLBL, Inc., 9.25%, 4/15/25(4)	199	210,567
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,000	1,085,760
TMS International Corp., 7.25%, 8/15/25(4)	126	103,320
United Rentals North America, Inc., 3.875%, 11/15/27	2,000	1,998,380
Univar Solutions USA, Inc., 5.125%, 12/1/27(4)	118	119,570
		$11,058,873
Steel — 0.8%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(4)	2,314	$2,099,955
		$2,099,955
Super Retail — 2.0%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28(4)	602	$585,821
4.75%, 3/1/30(4)	66	64,515
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(4)	413	432,359
L Brands, Inc.:
6.75%, 7/1/36	84	69,153
6.875%, 11/1/35	461	385,373
6.875%, 7/1/25(4)	193	199,755
7.60%, 7/15/37	88	60,447
9.375%, 7/1/25(4)	135	135,506
Lithia Motors, Inc., 4.625%, 12/15/27(4)	1,173	1,164,203
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000	1,987,120
William Carter Co. (The):
5.50%, 5/15/25(4)	137	141,538
5.625%, 3/15/27(4)	229	236,535
		$5,462,325
Technology — 4.6%
Alliance Data Systems Corp., 4.75%, 12/15/24(4)	366	$330,544
CDK Global, Inc., 5.25%, 5/15/29(4)	147	152,786
Dell International, LLC/EMC Corp.:
5.85%, 7/15/25(4)	209	240,422
5.875%, 6/15/21(4)	662	663,235
6.10%, 7/15/27(4)	419	484,664
6.20%, 7/15/30(4)	210	245,061
7.125%, 6/15/24(4)	755	782,888
Security	Principal Amount (000's omitted)*	Value
Technology (continued)
EIG Investors Corp., 10.875%, 2/1/24(2)	2,000	$ 1,947,290
Entegris, Inc.:
4.375%, 4/15/28(4)	393	401,842
4.625%, 2/10/26(4)	299	304,176
Expedia Group, Inc.:
6.25%, 5/1/25(4)	199	212,914
7.00%, 5/1/25(4)	100	104,206
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(4)	350	356,935
j2 Cloud Services, LLC/ j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(4)	400	408,042
MTS Systems Corp., 5.75%, 8/15/27(4)	69	63,553
NXP BV/NXP Funding, LLC:
3.875%, 9/1/22(4)	500	528,801
4.125%, 6/1/21(4)	750	772,550
Open Text Corp., 3.875%, 2/15/28(4)	345	332,763
Open Text Holdings, Inc., 4.125%, 2/15/30(4)	302	297,423
Presidio Holdings, Inc.:
4.875%, 2/1/27(4)	120	117,506
8.25%, 2/1/28(4)	344	345,075
PTC, Inc.:
3.625%, 2/15/25(4)	172	171,140
4.00%, 2/15/28(4)	173	172,145
Qorvo, Inc., 4.375%, 10/15/29(4)	557	571,371
Riverbed Technology, Inc., 8.875%, 3/1/23(4)	708	433,650
Science Applications International Corp., 4.875%, 4/1/28(4)	1,127	1,125,399
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(4)	708	736,189
Sensata Technologies, Inc., 4.375%, 2/15/30(4)	199	197,513
SS&C Technologies, Inc., 5.50%, 9/30/27(4)	148	151,396
		$12,651,479
Telecommunications — 6.6%
CenturyLink, Inc., Series W, 6.75%, 12/1/23	123	$132,519
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)	788	746,157
Front Range BidCo, Inc., 6.125%, 3/1/28(4)	372	362,410
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535	555,202
6.625%, 8/1/26	1,090	1,135,170
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(4)(11)	324	195,840
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(4)	1,252	1,279,156
Level 3 Financing, Inc.:
4.25%, 7/1/28(4)	988	991,636
5.375%, 8/15/22	1,681	1,682,328

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Telecommunications (continued)
Level 3 Financing, Inc.: (continued)
5.375%, 1/15/24	355	$ 358,956
SBA Communications Corp.:
3.875%, 2/15/27(4)	1,000	997,205
4.00%, 10/1/22	240	243,244
Sprint Corp.:
7.125%, 6/15/24	1,000	1,130,940
7.25%, 9/15/21	1,000	1,049,505
7.625%, 3/1/26	1,000	1,182,685
7.875%, 9/15/23	2,093	2,359,847
Telecom Italia Capital S.A., 6.00%, 9/30/34	156	170,025
Telecom Italia SpA, 5.303%, 5/30/24(4)	366	382,245
T-Mobile USA, Inc.:
4.50%, 2/1/26	245	248,437
4.75%, 2/1/28	275	290,847
6.00%, 4/15/24	270	276,700
6.50%, 1/15/26	1,000	1,046,185
ViaSat, Inc.:
5.625%, 4/15/27(4)	225	230,865
6.50%, 7/15/28(4)	1,000	1,002,710
		$18,050,814
Utilities — 3.1%
AES Corp., 5.125%, 9/1/27	1,500	$1,559,977
Calpine Corp., 5.125%, 3/15/28(4)	1,656	1,622,259
Clearway Energy Operating, LLC, 4.75%, 3/15/28(4)	1,196	1,220,972
Drax Finco PLC, 6.625%, 11/1/25(4)	223	229,156
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(4)	155	155,404
4.50%, 9/15/27(4)	227	237,949
Pattern Energy Group, Inc., 5.875%, 2/1/24(4)	1,200	1,210,374
TerraForm Power Operating, LLC:
4.25%, 1/31/23(4)	650	655,275
4.75%, 1/15/30(4)	1,000	1,017,310
5.00%, 1/31/28(4)	402	421,021
		$8,329,697
Total Corporate Bonds (identified cost $246,396,220)		$244,410,185

Floating Rate Loans — 6.2%(12)

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.7%
Clarios Global, L.P., Term Loan, 4/30/26(13)	$1,000	$ 955,833
Navistar International Corporation, Term Loan, 3.70%, (1 mo. USD LIBOR + 3.50%), 11/6/24	1,021	969,618
		$ 1,925,451
Building Materials — 0.1%
Hillman Group, Inc. (The), Term Loan, 5.072%, (6 mo. USD LIBOR + 4.00%), 5/31/25	$178	$ 167,846
		$ 167,846
Capital Goods — 0.5%
Welbilt, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 10/23/25	$1,434	$ 1,240,410
		$1,240,410
Diversified Media — 0.4%
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	$172	$170,925
Terrier Media Buyer, Inc., Term Loan, 12/17/26(13)	1,000	957,500
		$1,128,425
Food, Beverage & Tobacco — 0.4%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 10/21/24	$1,172	$1,168,393
		$1,168,393
Health Care — 0.3%
Envision Healthcare Corporation, Term Loan, 3.929%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$433	$290,670
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.928%, (1 mo. USD LIBOR + 3.75%), 11/17/25	429	401,990
		$692,660
Insurance — 1.4%
Asurion, LLC, Term Loan - Second Lien, 6.678%, (1 mo. USD LIBOR + 6.50%), 8/4/25	$3,450	$3,437,780
Sedgwick Claims Management Services, Inc., Term Loan, 3.428%, (1 mo. USD LIBOR + 3.25%), 12/31/25	438	415,130
		$3,852,910
Metals/Mining — 0.3%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/12/25	$930	$901,955
		$901,955

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Services — 0.7%
AlixPartners, LLP, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 4/4/24	$995	$ 962,775
KAR Auction Services, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.25%), 9/19/26	992	945,356
		$ 1,908,131
Super Retail — 0.8%
PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 3/11/22	$2,139	$ 2,117,492
		$ 2,117,492
Technology — 0.2%
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 1.929%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$76	$ 73,302
SS&C Technologies, Inc.:
Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 4/16/25	111	106,341
Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 4/16/25	444	424,989
		$604,632
Telecommunications — 0.4%
Intelsat Jackson Holdings S.A., Term Loan, 8.625%, 1/2/24(14)	$1,170	$1,175,223
		$1,175,223
Total Floating Rate Loans (identified cost $16,340,043)		$16,883,528

Warrants — 0.0%(3)

Security	Shares	Value
Broadcasting — 0.0%(3)
iHeartMedia, Inc., Exp. 5/1/39(1)	5,646	$ 47,144
Total Warrants (identified cost $93,577)		$ 47,144

Short-Term Investments — 5.9%

Other — 5.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(15)	14,027,852	$ 14,027,852
Total Other (identified cost $14,027,852)		$ 14,027,852

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(16)	2,201,640	$ 2,201,640
Total Securities Lending Collateral (identified cost $2,201,640)		$ 2,201,640
Total Short-Term Investments (identified cost $16,229,492)		$ 16,229,492
Total Investments — 102.8% (identified cost $281,412,056)		$279,974,316

Other Assets, Less Liabilities — (2.8)%	$ (7,713,183)

Net Assets — 100.0%	$272,261,133

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $5,042,562 and the total market value of the collateral received by the Fund was $5,156,257, comprised of cash of $2,201,640 and U.S. government and/or agencies securities of $2,954,617.
(3)	Amount is less than 0.05%.
(4)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $165,959,434, which represents 61.0% of the net assets of the Fund as of June 30, 2020.
(5)	Security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities is $8,640,048 or 3.2% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(11)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(13)	This floating rate loan will settle after June 30, 2020, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	460,291	EUR	405,256	State Street Bank and Trust Company	7/31/20	$4,701	$ —
USD	87,915	EUR	78,278	State Street Bank and Trust Company	7/31/20	—	(86)
USD	143,853	EUR	131,278	State Street Bank and Trust Company	7/31/20	—	(3,731)
USD	7,888,486	EUR	7,264,582	State Street Bank and Trust Company	7/31/20	—	(278,395)
USD	694,769	GBP	550,235	State Street Bank and Trust Company	7/31/20	12,844	—
						$17,545	$(282,212)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended June 30, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Calvert
High Yield Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $14,027,852, which represents 5.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$24,862,732	$(10,834,880)	$ —	$ —	$14,027,852	$1,521	14,027,852
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,642,544(1)	$ —	$ —	$ 1,642,544
Convertible Bonds	—	442,223	—	442,223
Convertible Preferred Stocks	319,200	—	—	319,200
Corporate Bonds	—	244,410,185	—	244,410,185
Floating Rate Loans	—	16,883,528	—	16,883,528
Warrants	47,144	—	—	47,144
Short-Term Investments:
Other	—	14,027,852	—	14,027,852
Securities Lending Collateral	2,201,640	—	—	2,201,640
Total Investments	$ 4,210,528	$275,763,788	$ —	$279,974,316
Forward Foreign Currency Exchange Contracts	$ —	$17,545	$ —	$17,545
Total	$ 4,210,528	$275,781,333	$ —	$279,991,861

Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (282,212)	$ —	$ (282,212)
Total	$ —	$ (282,212)	$ —	$ (282,212)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.